Derivatives (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Derivatives included in Balance Sheet at fair value

		December 31, 2011		December 31, 2010
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$99	$—	$101	$—
Interest rate swaptions	Other investments	5	—	21	—
Indexed annuities (embedded derivative)	Annuity benefits accumulated	—	395	—	190
Equity index call options	Other investments	66	—	77	—
Reinsurance contracts (embedded derivative)	Other liabilities	—	23	—	14

		$170	$418	$199	$204

Summary of gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives

	Statement of
Derivative	Earnings Line	2011	2010	2009
MBS with embedded derivatives	Realized gains	$—	$50	$157
Interest rate swaptions	Realized gains	(24)	(7)	8
Indexed annuities (embedded derivative)	Annuity benefits	(29)	(20)	(29)
Equity index call options	Annuity benefits	(13)	41	26
Reinsurance contracts (embedded derivative)	Investment income	(9)	(9)	(25)

		($75)	$55	$137